SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
8. SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Outstanding Shares	Common Stock
Balance as of December 31, 2023	360,000,000	208,796,444	2,087
$60 million 2022 ATM offering	-	-	-
Balance as of June 30, 2024	360,000,000	208,796,444	2,087

On February 14, 2022, the Company entered into an equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering (the “$60 million 2022 ATM”) program having an aggregate offering price of up to $60,000,000. The Company has not raised any proceeds through the arrangement in the six months’ period ending June 30, 2024 and there is a remaining available balance of $26.4 million under this ATM. Further information about utilization in prior periods can be found in the 2023 Annual Report.

Based on the share price of the Company of $3.62 as of September 26, 2024, it would have resulted in 7,304,736 new shares being issued, if fully utilizing the remaining balance available.

In 2022, the Company granted 3,990,000 stock options to persons employed in the management of the Company and members of the Board of Directors. The Company has recognized a cost of $1.1 million from this stock incentive plan in 2024 and accordingly credited Additional Paid in Capital. The unexercised stock options have potential dilutive effect on the Earnings per Share presented in footnote 7 and are included in the diluted EPS calculation as of June 30, 2024.

In the first six months of 2024, the Company has declared $50.1 million in dividends, or $0.24 per share. The Company has paid out $37.6 million in the period of which $12.5 million was related to the dividend declared in the fourth quarter of 2023. The dividend of $25.1 million, or $0.12 per share, declared in the second quarter of 2024 has been distributed in July 2024 and is presented in the balance sheet as Dividends Payable as of June 30, 2024.